INTANGIBLE ASSETS, NET	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Purchased software	$217,551	$213,507
Patents	2,679	2,629
Accumulated amortization	(220,230)	(213,463)
Carrying amount	$-	$2,673

Amortization expense was $2,690 and $12,702 for the six months ended June 30, 2025 and 2024, respectively.

8. INTANGIBLE ASSETS, NET

	As of December 31, 2024	As of December 31, 2023
Purchased software	$213,507	$219,503
Patents	$2,629	$2,703
Accumulated amortization	(213,463)	(196,572)
Carrying amount	$2,673	$25,634

Amortization expense was $53,160, $43,005 and $22,582 for the years ended December 31, 2024, 2023 and 2022, respectively.